Intangible Assets, Net - Summary of Intangible Assets, Breakdown (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	$ 35,018	R$ 115,839	$ 26,480	R$ 87,593	R$ 52,659	R$ 40,510
Software purchased [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	4,375	14,474		14,471	18,219	14,884
Software developed [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	18,307	60,555		38,560	26,794	16,495
Software under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	7,935	26,250		20,002	7,087	8,774
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	4,232	14,001		14,001
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	$ 169	559		559	R$ 559	R$ 357
Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		188,254		136,584
Carrying amount [member] | Software purchased [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		49,151		42,837
Carrying amount [member] | Software developed [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		98,293		59,185
Carrying amount [member] | Software under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		26,250		20,002
Carrying amount [member] | Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		14,001		14,001
Carrying amount [member] | Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		559		559
Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		(72,415)		(48,991)
Amortization [member] | Software purchased [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		(34,677)		(28,366)
Amortization [member] | Software developed [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		R$ (37,738)		R$ (20,625)